Business Combinations - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Jan. 31, 2017 USD ($) shares $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jul. 25, 2018 USD ($)	May 31, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Revenue		$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 157,806	$ 172,477	$ 152,917	$ 192,056	$ 486,011	$ 675,256	$ 447,616
Loss for the year										(167,883)	(220,240)	(110,303)
Acquisition related costs		35,719	$ 33,631	$ 30,961	$ 32,984	$ 30,063	$ 32,632	$ 28,272	$ 29,599	133,295	$ 120,566	81,585
MTH Internet: SEA. Pte. Ltd [Member] | Ibibo Group Holdings Singapore Pte Ltd [Member] | Ibibo Group [Member]
Disclosure Of Business Combinations [Line Items]
Net working capital contribution in cash	$ 82,826
Working capital contributed after adjustment														$ 83,260
Ibibo Group Holdings Singapore Pte Ltd [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	100.00%
Revenue from acquiree												28,740
Profit or loss from acquiree												(26,470)
Ibibo Group [Member]
Disclosure Of Business Combinations [Line Items]
Revenue												609,798
Loss for the year												225,355
Working capital contributed after adjustment	$ 83,260
Fair value of equity replacement award	26,021
Fair value of replacement award net of forfeiture	24,832
Replacement share-based payment awards	15,008
Post acquisition share based compensation costs	9,824
Acquisition related costs												$ 5,972
Fair value of acquired current assets	7,601
Goodwill	950,204
Other non-current assets	20,499
Current assets and liabilities	$ (12,309)
Ibibo Group [Member] | Class B Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable | shares	38,971,539
Ibibo Group [Member] | Ordinary Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable | shares	413,035
Equity instruments issued price per share | $ / shares	$ 21.19
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired													100.00%
Revenue from acquiree										4,208
Profit or loss from acquiree										(1,953)
Acquisition related costs										46
Fair value of acquired current assets													$ 645
Consolidated revenue										487,512
Consolidated loss										169,508
Compensation cost										1,844
Goodwill		261								261			6,304
Other non-current assets		223								223			22
Current assets and liabilities		$ 38								$ 38			$ 464